Merger Agreement	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Merger Agreement
Note 10. Merger Agreement
Pursuant to the terms of the amended Merger Agreement, a business combination between Mosaic and Vivint Smart Home was
effected through the merger of Merger Sub with and into Vivint Smart Home, with Vivint Smart Home surviving as the surviving company (the “Merger”). The Amendment amend ed
 the Merger Agreement to, among other things, (i) reduce the exchange ratio and VGI exchange ratio from 209.6849221312 and 0.2076986176 to 84.5320916792 and 0.0864152412, respectively, to reflect a reduced transaction enterprise valuation of $4.1 billion, (ii) provide for an additional 12.5 million of Class A common shares to be issued to Vivint Smart Home’s holders upon achievement of a $17.50 earnout threshold, (iii) provide for the additional investment by a forward purchaser and the additional investment by an affiliate of Fortress Investment Group LLC (each as described under “Additional Forward Purchaser Subscription” and “Fortress Subscription and Backstop Agreement”, respectively), (iv) decrease the termination fee to $32.4 million and (v) agree to adjourn the special meeting to approve the merger to January 14, 2020. On January 14, 2020, the Company reconvened and then adjourned, without conducting any business, the Special Meeting to be held in connection with our previously announced Merger, until January 17, 2020
.
Pursuant to the terms of the Merger Agreement, Mosaic was required to use reasonable best efforts to cause the Common Stock to be issued in connection with the transactions contemplated by the Merger Agreement (the “Transactions”) to be listed on the New York Stock Exchange (“NYSE”) prior to the closing of the Merger (the “Closing”). Certain investment funds managed by affiliates of Fortress Investment Group LLC (“Fortress”) and certain investment funds affiliated with The Blackstone Group Inc. (such investment funds, collectively, “Blackstone”) have agreed to purchase, respectively,
12,500,000 and 10,000,000 newly-issued shares of Common Stock (such purchases, the “Fortress Subscription” and the “Blackstone Subscription”, respectively, and together, the “Subscriptions”) concurrently with the completion of the Merger.

Earnout
Following the Closing, holders of Vivint common stock and holders of Rollover Restricted Stock (as defined in the Merger Agreement) and outstanding Rollover Equity Awards (as defined in the Merger Agreement) will have the contingent right to receive, in the aggregate, up to 37,500,000 shares of Common Stock if, from the Closing until the fifth anniversary thereof, the dollar volume-weighted average price of Common Stock exceeds certain thresholds. The first issuance of 12,500,000 earnout shares will occur if the volume-weighted average price of Common Stock exceeds $12.50 for any 20 trading days within any 30 trading day period (the “First Earnout”). The second issuance of 12,500,000 earnout shares will occur if the volume weighted average price of Common Stock exceeds $15.00 for any 20 trading days within any 30 day trading period (the “Second Earnout”). The third issuance of 12,500,000 earnout shares will occur if the volume weighted average price of Common Stock exceeds $17.50 for any 20 trading days within any 30 trading day period (the “Third Earnout”) (as further described in the Merger Agreement).
Sponsor Agreement
In connection with the execution of the Merger Agreement, the SPAC sponsors and Eugene I. Davis (together with the SPAC sponsors, the “Sponsor Agreement Parties”) entered into an amendment to the existing SPAC sponsor agreement (as amended, the “Sponsor Agreement”) with Mosaic and Vivint Smart Home pursuant to which the Sponsor Agreement Parties have agreed to vote all shares of Common Stock beneficially owned by such persons in favor of each of the proposals at the Mosaic special stockholder meeting, to use their reasonable best efforts to take all actions reasonably necessary to consummate the Merger and the other transactions contemplated by the Merger Agreement and to not take any action that would reasonable be expected to materially delay or prevent the satisfaction of the conditions to the Merger set forth in the Merger Agreement.

Pursuant to the Sponsor Agreement, prior to the valid termination of the Merger Agreement, each Sponsor Agreement Party is subject to certain non-solicitation restrictions
restricting each Sponsor Agreement Party from, among other things, soliciting, initiating or knowingly encouraging or knowingly facilitating any inquiry, proposal or offer which constitutes, or could reasonably be expected to constitute a Business Combination Proposal (as defined in the Sponsor Agreement) other than with Vivint Smart Home, its stockholders and their respective affiliates and representatives or entering into any letter of intent, merger agreement or similar agreement providing such a Business Combination Proposal.
The Sponsor Agreement provides that the Sponsor Agreement Parties will not redeem any shares of Common Stock owned by such persons in connection with the Merger and will take all actions necessary to opt out of any class in any class action with respect to any claim, derivative or otherwise, against Mosaic, Vivint Smart Home or any of their respective successors and assigns relating to the negotiation, execution or delivery of the Sponsor Agreement, the Merger Agreement or the consummation of the transactions contemplated in such agreements.
The Sponsor Agreement Parties have also agreed, subject to the Stockholders Agreement (described below) and subject to certain exceptions, not to transfer any Founder Shares (as defined in the Sponsor Agreement) (or any shares of Common Stock issuable upon conversion thereof) or any Private Placement Warrants (as defined in the Sponsor Agreement) (or any shares of Common Stock issuable upon exercise thereof) until the earlier of (A) one year after the completion of the Merger, (B) subsequent to the Merger, if the last sale price of Common Stock equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day
period commencing at least 150 days after the Merger or (C) such future date following the completion of the Merger on which Mosaic completes a liquidation, merger, share exchange, reorganization or similar transaction that results in all of Mosaic’s stockholders having the right to exchange their shares of Common Stock for cash, securities or other property
(the “Lock-up Period”).
The Sponsor Agreement also provides that all the Founder Shares (and any shares of Common Stock issuable upon conversion thereof) and Private Placement Warrants held by each Sponsor Agreement Party as of the Closing shall be unvested and shall be subject to certain time and performance-based vesting provisions described below. The Sponsor Agreement Parties have agreed not to transfer any unvested Founder Shares or Private Placement Warrants prior to the date such securities become vested.
Pursuant to the Sponsor Agreement, 50% of the unvested Founder Shares shall vest at the closing of the Merger. 25% of the unvested Founder Shares shall vest at such time as a $12.50 Stock Price Level (as defined below) is achieved on or before the fifth anniversary of the Closing. The remaining 25% of unvested Founder Shares shall vest at such time as a $15.00 Stock Price Level is achieved on or before the fifth anniversary of the Closing. 50% of the unvested Private Placement Warrants shall vest at such time as a $12.50 Stock Price Level is achieved on or before the fifth anniversary of the Closing. The remaining 50% of the unvested Private Placement Warrants shall vest at such time as a $15.00 Stock Price Level is achieved on or before the fifth anniversary of the Closing.
In the event Mosaic enters into a binding agreement on or before the fifth anniversary of the Closing related to certain sale transactions involving the shares of Common Stock or all or substantially all the assets of Mosaic (a “Mosaic Sale”), all unvested Founder Shares and unvested Private Placement Warrants shall vest on the day prior to the closing of such Mosaic Sale if the per share price implied in such Mosaic Sale meets or exceeds the applicable Stock Price Level.
Any Founder Shares or Private Placement Warrants that remain unvested after the fifth anniversary of the Closing shall be forfeited. The applicable “Stock Price Level” will be considered achieved only (a) when the volume weighted average price of Common Stock on the New York Stock Exchange is greater than or equal to the applicable threshold for any 20 trading days within a 30 trading day period or (b) the per share price implied in a Mosaic Sale is greater than or equal to the applicable threshold.
The Sponsor Agreement shall terminate on the earlier of (a) the consummation of a Mosaic Sale and (b) the later of (i) the earlier of (x) the achievement of a $15.00 Stock Price Level on or before the fifth anniversary of the Closing and (y) the fifth anniversary of the Closing and (ii) the expiration of the Lock-up Period.
Stockholders Agreement
In connection with the execution of the Merger Agreement, Mosaic entered into a stockholders agreement (the “Stockholders Agreement”) with the
S
PAC
sponsors, Blackstone and certain other parties thereto (collectively, the “Stockholder Parties”). The Stockholders Agreement will become effective upon the consummation of the Merger. Pursuant to the terms of the Stockholders Agreement, Blackstone will have the right to designate nominees for election to Mosaic’s board of directors following the Closing at any meeting of its stockholders (each, a “Blackstone Director”). The number of nominees that Blackstone will be entitled to nominate pursuant to the Stockholders Agreement is dependent on Blackstone’s beneficial ownership of Common Stock. For so long as Blackstone and their affiliates own (i) 50% or more of the Common Stock, Blackstone will be entitled to designate a majority of Mosaic’s directors, (ii) 40% to 50% of the Common Stock, Blackstone will be entitled to designate 40% of Mosaic’s directors, (iii) 30% (but less than 40%) of the Common Stock, Blackstone will be entitled to designate 30% of Mosaic’s directors, (iv) 20% (but less than 30%) of the Common Stock, Blackstone will be entitled to designate 20% of Mosaic’s directors and (v) 5% (but less than 20%) of the Common Stock, Blackstone will be entitled to designate 10% of Mosaic’s directors.
Under the Stockholders Agreement, Mosaic agreed to nominate one director designated by Fortress (the “Fortress Director”) to Mosaic’s board of directors so long as Fortress beneficially owns at least 50% of the shares of Mosaic’s Common Stock it owns immediately following the consummation of the Merger; provided that the Fortress Director must be an employee or principal of the Softbank Vision Fund unless otherwise agreed by Mosaic and Blackstone. Additionally, so long as Fortress beneficially owns at least 50% of the shares of Mosaic’s common stock it owns immediately following the consummation of the Merger, Fortress shall have the right to appoint a representative (the “Fortress Observer”) who will have the right to attend meetings of Mosaic’s board of directors and receive information given to Mosaic’s directors, subject to certain customary exceptions, including to preserve confidentiality obligations or privilege. The Fortress Observer will not have any voting rights.
Under the Stockholders Agreement, Mosaic agreed to nominate one director designated by the Summit Designator (as defined in the Stockholders Agreement) (the “Summit Director” and together with the Blackstone Directors and the Fortress Director, the “Stockholder Directors”) to Mosaic’s board of directors so long as the Summit Holders (as defined in the Stockholders Agreement) beneficially own at least 50% of the shares of Mosaic’s Common Stock they own immediately following the consummation of the Merger. Additionally, so long as the Summit Holders beneficially owns at least 50% of the shares of Mosaic’s common stock they own immediately following the consummation of the Merger, the Summit Holders shall have the right to appoint a representative (the “Summit Observer”) who will have the right to attend meetings of Mosaic’s board of directors and receive information given to Summit’s directors, subject to certain customary exceptions, including to preserve confidentiality obligations or privilege. The Summit Observer will not have any voting rights.
In the case of a vacancy on Mosaic’s board created by the removal or resignation of a Stockholder Director, Mosaic agreed to nominate an individual designated by Blackstone or Fortress, as applicable, for election to fill the vacancy.
Confidentiality and Lockup Agreements
In addition, pursuant to certain Confidentiality and Lockup Agreements (the “Confidentiality and Lockup Agreements”), certain stockholders have agreed that they will not, during the period beginning on the effective time of the Merger and continuing to and including the date that is (i) in the case of 313 Acquisition, six months after the date of Closing, (ii) in the case of the Pedersen Holders, Dunn Holders, Summit Holders and Black Horse Holders (each as defined in the Stockholders Agreement), two years after the date of Closing and (iii) for all other Stockholder Parties, one year after the date of Closing, directly or indirectly, offer, sell, contract to sell, pledge, grant any option to purchase, make any short sale or otherwise dispose of any shares of Common Stock, or any options or warrants to purchase any shares of Common Stock, or any securities convertible into, exchangeable for or that represent the right to receive shares of Common Stock, or any interest in any of the foregoing (in each case, subject to certain exceptions set forth in the Confidentiality and Lockup Agreements). The Confidentiality and Lockup Agreements will become effective upon the consummation of the Merger.

Registration Rights Agreement
In connection with the execution of the Merger Agreement, Vivint Smart Home, Mosaic, 313 Acquisition and certain significant stockholders of Mosaic entered into a registration rights agreement (“Registration Rights Agreement”). The Registration Rights Agreement will become effective upon the consummation of the Merger. Under the Registration Rights Agreement, following the consummation of the Merger Mosaic agreed to provide to 313 Acquisition an unlimited number of “demand” registration rights and to provide to other stockholders customary “piggyback” registration rights. The Registration Rights Agreement also provides that Mosaic will pay certain expenses relating to such registrations and indemnify the registration rights holders against (or make contributions in respect of) certain liabilities which may arise under the Securities Act.
Support and Services Agreement
In connection with the execution of the Merger Agreement, Mosaic, a subsidiary of Vivint Smart Home and Blackstone Management Partners L.L.C. (“BMP”), an affiliate of Blackstone, entered into an amended and restated support and services agreement (as amended, the “Support and Services Agreement”), which amends and restates and existing agreement between Vivint Smart Home and BMP. The Support and Services Agreement will become effective upon the consummation of the Merger. Pursuant to the Support and Services Agreement, BMP has been engaged to provide, directly or indirectly, monitoring, advisory and consulting services that may be requested by Vivint Smart Home in the following areas: (1) advice regarding the structure, distribution and timing of debt and equity offerings and advice regarding relationships with Vivint Smart Home’s lenders and bankers, (2) advice regarding the structuring and implementation of equity participation plans, employee benefit plans and other incentive arrangements for certain of Vivint Smart Home’s key executives, (3) general advice regarding dispositions and/or acquisitions, (4) advice regarding the strategic direction of Vivint Smart Home’s business and (5) such other advice directly related or ancillary to the above advisory services as may be reasonably requested by Vivint Smart Home. In exchange for these services, Vivint Smart Home will pay an annual monitoring fee to BMP of 1% of consolidated EBITDA until upon the earlier of (1) the completion of Vivint Smart Home’s fiscal year ended December 31, 2021 or (2) the date upon which Blackstone owns less than 5% of the voting power of all of the shares of capital stock entitled to vote generally in the election of directors of Vivint Smart Home or its direct or indirect controlling parent, and such stake has a fair market value (as determined by Blackstone) of less than $25 million.
Additionally, under the Support and Services Agreement, BMP will make available to Vivint Smart Home its portfolio operations group to provide support services customarily provided by Blackstone’s portfolio operations group to Blackstone’s private equity portfolio companies of a type and amount determined by such portfolio services group it its sole discretion to be warranted and appropriate. BMP may, at any time, choose not to provide any such services. Such services will be provided without charge, other than for the reimbursement of related out-of-pocket expenses
incurred by BMP and its affiliates.